Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Total short-term investments	$ 948,000		$ 1,018,000
Unrealized Losses [Member]
Total short-term investments	(92,000)		(22,000)
Jupiter Wellness, Inc. (JUPW) [Member]
Total short-term investments	$ 1,040,000	[1]	$ 1,040,000	[1]

[1]	On November 30, 2020, the Company and its wholly owned subsidiary, SRM Entertainment, LTD entered into a Stock Exchange Agreement with Jupiter Wellness, Inc. ("Jupiter"). Under the terms of the Exchange Agreement, Jupiter purchased all outstanding shares of common stock (the "Exchange Shares") issued by SRM from the Company. As consideration for the purchase of the Exchange Shares, Jupiter issued the Company 200,000 shares of its restricted common stock, symbol JUPW as listed on NASDAQ Capital Markets. On March 31, 2021, the closing price of JUPW was $5.20 on the Nasdaq.